INCOME TAXES - DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Deferred tax assets
Investment tax credits	$ 194,840	$ 156,153
Federal net operating losses	24,091	24,173
State net operating losses	33,233	25,302
Fair value of derivatives	13,979	9,673
Postemployment benefits	8,544	9,192
Incentive compensation	7,071	7,231
Amortization of intangibles	5,892	4,991
Overrecovered natural gas costs	7,244	0
Other	2,370	7,139
Total deferred tax assets	297,264	243,854
Less: Valuation allowance	(17,639)	(4,035)
Total deferred tax assets net of valuation allowance	279,625	239,819
Deferred tax liabilities
Property related items	(359,604)	(313,246)
Remediation costs	(10,207)	(10,720)
Investments in equity investees	(23,395)	(21,730)
Underrecovered natural gas costs	0	(2,657)
Conservation incentive plan	(5,345)	(942)
Other	(6,639)	(4,776)
Total deferred tax liabilities	(405,190)	(354,071)
Total net deferred tax liabilities	(125,565)	(114,252)
Tax credit carryforward	195,200	154,200
NJNG
Deferred tax liabilities
Tax credit carryforward	$ 898	$ 2,000